GENERAL (Details Narrative) - USD ($) $ in Thousands	Aug. 09, 2021	Dec. 30, 2019	Sep. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accumulated deficit			$ 32,866		$ 24,762	$ 15,294
Stockholders' equity, reverse stock split	nine-to-one
Retained Earnings (Accumulated Deficit)			$ (32,866)		$ (24,762)	$ (15,294)
Medigus [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				18.45%
Medigus [Member] | Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage		100.00%
Percentage of exchange for shares issued and outstanding share capital		60.00%